Cost of revenue (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cost of revenue
Transaction costs	₽ 3,340	₽ 2,773
Cost of cash and settlement service fees	290	296
Interest expense	185	164
Other expenses	535	338
Total cost of revenue	₽ 4,350	₽ 3,571